Other Income	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Other Income [Abstract]
OTHER INCOME

NOTE 3A — OTHER INCOME

Other income	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
Fair value gain on warrant liability	2,106	—
Sundry Balances written back	50,113	360,842
	52,219	360,842

NOTE 3A — OTHER INCOME

Other income	For the year ended March 31, 2023	For the year ended March 31, 2022
Income from revenue entitlement rights*	—	14,392,091
Fair value gain on warrant liability	22,766	1,487,589
Miscellaneous Income	1,501	—
Sundry Balances written back	360,878	425,853
	385,145	16,305,533

Income from revenue entitlement rights:

The Company has modified its earlier arrangement with its erstwhile partner and has simultaneously acquired controlling stake in Sri Sai, vide the modification agreement and the share purchase agreement. The modification effective date is April 1, 2022 and the acquisition effective date is also April 1, 2022. During the year, the Company has no “other income” in pursuant with the modification agreement. Accordingly, the Group has reversed the accounting for the other income in respect of contract with the erstwhile partner for the period April 1, 2022 to September 30, 2022. Refer to Note 23 and Note 23B for details on the modification and acquisition.

Other income for the year ended March 31, 2022 includes Income from revenue entitlement rights of $14,392,091, and relates to the arrangement as valid and applicable for the year ended March 31, 2022. The income is regarded as “Other Income” in compliance with the AP21B and AP21C of the IFRS 15. Since there was no change in the status of the agreement, during the period ended March 31, 2022, the Group continued to apply IFRS 15 and continued to consistently report the income as “Other Income”. However, for the year ended March 31, 2023, the revenue from operations is recorded as Revenue from Contract with Customers, as per the IFRS 15.

Fair value gain on remeasurement of share warrant liability

Other Income of $22,766 is presented for the year ended March 31, 2023 and $1,487,589 million is presented for the year ended March 31, 2022.

The outstanding warrants as referred in Note 13A are recognized as a warrant liability on the balance sheet and measured at their inceptions date fair value and subsequently re-measured at each reporting period with change being recorded as a component of other income in the statement of operations.

Liabilities no longer required written back

Other income of $360,878 includes provision for staff costs of Lytus India no longer required for the year ended March 31, 2023.

Other income of $425,853 includes amount no longer payable to owners of DDC on deconsolidation (refer note 24) for the year ended March 31, 2022.